Restatement of Previously Issued Financial Statements (Details 3) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income	$ (1,541,916)	$ (1,679,220)	$ (457,546)	$ (6,146,914)	$ (2,854,875)			$ (10,802,111)	$ 5,668,314
Account receivable						$ 1,781,278	$ (617,815)	(1,310,421)	(859,396)
Net cash provided by operating activities						$ (1,664,460)	$ (3,274,785)	$ (4,105,167)	19,226,037
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income									5,668,314
Non-cash interest income									(79,301)
Account receivable									859,396
Net cash provided by operating activities									19,226,037
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income									(235,699)
Non-cash interest income									(79,301)
Account receivable									315,000
Net cash provided by operating activities									0
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income									5,904,013
Non-cash interest income									0
Account receivable									544,396
Net cash provided by operating activities									$ 19,226,037